Lease Liabilities	12 Months Ended
Mar. 31, 2026
Lease Liabilities [Abstract]
LEASE LIABILITIES
11	LEASE LIABILITIES

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Maturity analysis
Year 1	473	564
Year 2	473	650
Year 3	473	466
Year 4	473	—
Less: Future interest expense	(211)	(138)
	1,681	1,542
Analyzed as:
Current	382	487
Non-current	1,299	1,055
	1,681	1,542

The Company leases office premises for the purpose of its operations for management and leases a motor vehicle for lease terms of 5 years (March 31, 2025: 5 years) and 2 years (March 31, 2025: Nil) respectively.

There is no extension options for lease of office premise. The Company will renegotiate with the landlord upon expiration of the rental agreement.

The movements of lease liabilities during the financial period are as follows:

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
As at 1 April	—	1,681
Interest charged for the year	116	93
Additions	2,043	278
Exchange differences	(1)	(27)
Payments of:
- Principal	(361)	(390)
- Interest expense	(116)	(93)
As at 31 March	1,681	1,542

The Company determines the lease term of a lease as the non-cancellable period of the lease. Any differences in expectations from the original estimates would impact the carrying amounts of the lease liabilities of the Company. The lease payments are discounted using the annual incremental borrowing rates of the Company ranging from 4.54% to 6.25% (March 31, 2025: 6.25% to 10.40%).

Expenses relating to leases of low-value assets and short-term leases (included in other expenses) are as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Rental expenses on:
Equipment	2	2	2
Premises	200	58	50
Total	202	60	52

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to statements of income on a straight-line basis over the lease term.